Leases	12 Months Ended
Mar. 31, 2021
Presentation of leases for lessee [abstract]
Leases
19.	Leases
(1) Year ended March 31, 2019
Total lease payment payable under operating lease contracts, recognized as expenses, is as follows:

Yen (in millions)
Year ended March 31, 2019
Total lease payment recognized as expense	158
(2) Years ended March 31, 2020 and 2021
As a Lessee
The amounts recognized in profit or loss are as follows:

	Yen in millions
	Year ended March 31, 2020	Year ended March 31, 2021
Interest expense on lease liabilities	97	61
The expense relating to short-term leases	404	380
The expense relating to leases of low-value assets	107	104
The expense relating to variable lease payments	2	2
The following table shows the depreciation expenses for
right-of-use
assets by class of underlying asset. Note 13 sets out the information of the carrying amount of right-of-use
assets by class of underlying asset.

	Yen in millions
	Year ended March 31, 2020	Year ended March 31, 2021
Building and structures	656	599
Machinery and equipment	242	229
Tools, furniture and fixtures	66	61

Total	964	889

The following table shows the maturity analysis of lease liabilities.

	Yen in millions
	As of March 31, 2020	As of March 31, 2021
Current portion	1,676	1,292
Over 1 year and within 5 years	2,321	2,070
Over 5 years	1,254	855

Total	5,251	4,217

Present value of total minimum lease payment	5,024	4,050

Lease liabilities (current)	1,656	1,279
Lease liabilities (non-current)	3,368	2,771
The total cash outflow for lease for the year ended March 31, 2020 and 2021 were ¥2,318 million and ¥2,294 million.
Leases of inventory warehouse represents major parts of lease transactions by Sawai, for which the typical lease term is 1 year. Sawai assesses to determine the lease term whether there is an option to extend or terminate lease to be exercised with reasonable certainty taking into a consideration if penalty imposed on the cancellation of lease is significant. Sawai has assessed that Sawai is not reasonably certain to exercise the option to extend lease after the period penalty is imposed on.